                      SUPPLEMENT DATED OCTOBER 1, 2014 TO

                       PROSPECTUS DATED MAY 1, 2013 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

This supplement provides updates of information on the following topics:
(i) the termination and liquidation of certain Portfolios of the JPMorgan Insurance Trust and (ii) notice that the Asset Allocation Models available under your contract will be updated effective November 21, 2014.

I. TERMINATION AND LIQUIDATION OF CERTAIN PORTFOLIOS OF THE JPMORGAN INSURANCE TRUST

The Board of Trustees (the "Board") of JPMorgan Insurance Trust (the "Trust") approved the termination and liquidation of the following Portfolios:

     JPMorgan Insurance Trust Equity Index Portfolio;
     JPMorgan Insurance Trust International Equity Portfolio;
     JPMorgan Insurance Trust Intrepid Growth Portfolio; and
     JPMorgan Insurance Trust International Equity Portfolio.

It is anticipated that each Portfolio (and together, the Portfolios) will be liquidated on or about December 12, 2014. Each of the Portfolios is available as an investment option under your variable annuity contract.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIOS WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON OR ABOUT DECEMBER 12, 2014 (THE "LIQUIDATION DATE"). ASSETS HELD BY THE SEPARATE ACCOUNT THAT ARE INVESTED IN THE PORTFOLIOS WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON THE LIQUIDATION DATE TO THE DREYFUS VARIABLE INVESTMENT FUND-MONEY MARKET PORTFOLIO.

PLEASE NOTE THAT THE TRUST HAS STATED THAT IT WILL NO LONGER ACCEPT THE PURCHASE OF PORTFOLIO SHARES AFTER DECEMBER 1, 2014. THEREFORE, IF YOU PROVIDE US WITH INSTRUCTIONS TO PURCHASE SHARES OF ONE OF THE PORTFOLIOS AFTER DECEMBER 1, 2014, YOUR REQUEST WILL BE REJECTED.

You may make transfers from the Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

18891CBNY SUPPC 10/01/14

SUBACCOUNTS


                            SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                            -----------------------------------------------------------------------------
AIM VARIABLE                INVESCO V.I. AMERICAN FRANCHISE    To seek capital growth.
INSURANCE FUNDS             FUND -- SERIES I SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                            -----------------------------------------------------------------------------
                            INVESCO V.I. GLOBAL REAL ESTATE    Total return through growth of capital
                            FUND -- SERIES II SHARES           and current income.

                            -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN           ALLIANCEBERNSTEIN BALANCED         Seeks to maximize total return
VARIABLE PRODUCTS           WEALTH STRATEGY PORTFOLIO --       consistent with the adviser's
SERIES FUND, INC.           CLASS B                            determination of reasonable risk.
                            -----------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.
                            INCOME PORTFOLIO -- CLASS B
                            -----------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                            GROWTH PORTFOLIO -- CLASS B
                            -----------------------------------------------------------------------------
AMERICAN CENTURY            VP INCOME & GROWTH FUND --         The fund seeks capital growth by
VARIABLE PORTFOLIOS,        CLASS I                            investing in common stock. Income is
INC.                                                           a secondary objective.
                            -----------------------------------------------------------------------------
                            VP INTERNATIONAL FUND -- CLASS I   The fund seeks capital growth.

                            -----------------------------------------------------------------------------
                            VP ULTRA(R) FUND -- CLASS I        The fund seeks long-term capital
                                                               growth.
                            -----------------------------------------------------------------------------
                            VP VALUE FUND -- CLASS I           The fund seeks long-term capital
                                                               growth. Income is a secondary
                                                               objective.
                            -----------------------------------------------------------------------------
AMERICAN CENTURY            VP INFLATION PROTECTION FUND --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,     CLASS II                           return using a strategy that seeks to
INC.                                                           protect against U.S. inflation.
                            -----------------------------------------------------------------------------
DREYFUS                     DREYFUS INVESTMENT PORTFOLIOS      Seeks investment results that are
                            MIDCAP STOCK PORTFOLIO -- INITIAL  greater than the total return
                            SHARES                             performance of publicly traded
                                                               common stocks of medium-size
                                                               domestic companies in the aggregate,
                                                               as represented by the Standard &
                                                               Poor's MidCap 400(R) Index.
                            -----------------------------------------------------------------------------
                            DREYFUS VARIABLE INVESTMENT        The portfolio seeks as high a level of
                            FUND -- MONEY MARKET PORTFOLIO/1/  current income as is consistent with the preservation of capital and the
                                                               maintenance of liquidity. As a money
                                                               market fund, the portfolio is subject to
                                                               maturity, quality and diversification
                                                               requirements designed to help it
                                                               maintain a stable share price of $1.00.
                            -----------------------------------------------------------------------------
                            THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current
                            GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                            SHARES
                            -----------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES I  DEUTSCHE CAPITAL GROWTH VIP --     The fund seeks to provide long-term
(FORMERLY, DWS VARIABLE     CLASS B SHARES (FORMERLY, DWS      growth of capital.
SERIES I)                   CAPITAL GROWTH VIP -- CLASS B
                            SHARES)
                            -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
To seek capital growth.                   Invesco Advisers, Inc.



-----------------------------------------------------------------------------
Total return through growth of capital    Invesco Advisers, Inc. (subadvised
and current income.                       by Invesco Asset Management
                                          Limited)
-----------------------------------------------------------------------------
Seeks to maximize total return            AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
The fund seeks capital growth by          American Century Investment
investing in common stock. Income is      Management, Inc.
a secondary objective.
-----------------------------------------------------------------------------
The fund seeks capital growth.            American Century Investment
                                          Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth.                                   Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth. Income is a secondary             Management, Inc.
objective.
-----------------------------------------------------------------------------
The fund pursues long-term total          American Century Investment
return using a strategy that seeks to     Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------------
Seeks investment results that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary goal.

-----------------------------------------------------------------------------
The fund seeks to provide long-term       Deutsche Investment Management
growth of capital.                        Americas Inc.


-----------------------------------------------------------------------------

                    /1/ There can be no assurance that the Money Market
                        Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Money Market Portfolio may become extremely low and possibly negative.


                       SUBACCOUNT INVESTING IN                        INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------------
DEUTSCHE VARIABLE      DEUTSCHE LARGE CAP VALUE VIP --      Seeks to achieve a high rate of total
SERIES II (FORMERLY,   CLASS B SHARES (FORMERLY, DWS        return.
DWS VARIABLE           LARGE CAP VALUE VIP -- CLASS B
SERIES II)             SHARES)
                       -------------------------------------------------------------------------------
                       DEUTSCHE SMALL MID CAP VALUE         Seeks long-term capital appreciation.
                       VIP -- CLASS B SHARES (FORMERLY,
                       DWS SMALL MID CAP VALUE VIP
                       -- CLASS B SHARES)
                       -------------------------------------------------------------------------------
EATON VANCE VARIABLE   VT FLOATING-RATE INCOME FUND         To provide a high level of current
TRUST                                                       income.
                       -------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP CONTRAFUND(R) PORTFOLIO --       Seeks long-term capital appreciation.
INSURANCE PRODUCTS     SERVICE CLASS 2
FUND









                       -------------------------------------------------------------------------------
                       VIP EQUITY-INCOME PORTFOLIO --       Seeks reasonable income. The fund
                       SERVICE CLASS 2                      will also consider the potential for
                                                            capital appreciation. The fund's goal is
                                                            to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                       -------------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO --             Seeks long-term growth of capital.
                       SERVICE CLASS 2

                       -------------------------------------------------------------------------------
FRANKLIN TEMPLETON     FRANKLIN FOUNDING FUNDS              Seeks capital appreciation, with
VARIABLE INSURANCE     ALLOCATION VIP FUND -- CLASS 2       income as a secondary goal. Under
PRODUCTS TRUST         SHARES (FORMERLY, FRANKLIN           normal market conditions, the fund
                       TEMPLETON VIP FOUNDING FUNDS         invests equal portions in Class 1 shares
                       ALLOCATION FUND -- CLASS 2 SHARES)   of Franklin Income VIP Fund;
                                                            Franklin Mutual Shares VIP Fund; and
                                                            Templeton Growth VIP Fund.
                       -------------------------------------------------------------------------------
                       FRANKLIN INCOME VIP FUND --          Seeks to maximize income while
                       CLASS 2 SHARES (FORMERLY, FRANKLIN   maintaining prospects for capital
                       INCOME SECURITIES FUND -- CLASS 2    appreciation. The fund normally
                       SHARES)                              invests in both equity and debt
                                                            securities.
                       -------------------------------------------------------------------------------
                       FRANKLIN LARGE CAP GROWTH VIP        Seeks capital appreciation. The fund
                       FUND -- CLASS 2 SHARES (FORMERLY,    normally invests at least 80% of its net
                       FRANKLIN LARGE CAP GROWTH            assets in investments of large
                       SECURITIES FUND -- CLASS 2 SHARES)   capitalization companies.
                       -------------------------------------------------------------------------------
                       FRANKLIN MUTUAL SHARES VIP FUND      Seeks capital appreciation, with
                       -- CLASS 2 SHARES (FORMERLY          income as a secondary goal. The fund
                       MUTUAL SHARES SECURITIES FUND --     normally invests primarily in U.S. and
                       CLASS 2 SHARES)                      foreign equity securities that the
                                                            manager believes are undervalued.
                       -------------------------------------------------------------------------------
                       TEMPLETON FOREIGN VIP FUND --        Seeks long-term capital growth. The
                       CLASS 2 SHARES (FORMERLY,            fund normally invests at least 80% of
                       TEMPLETON FOREIGN SECURITIES         its net assets in investments of issuers
                       FUND -- CLASS 2 SHARES)              located outside the U.S., including
                                                            those in emerging markets.
                       -------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.


-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
                                          Americas Inc.


-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
                                          Company (FMR) (subadvised by
                                          FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Templeton Services, LLC
income as a secondary goal. Under         (the fund's administrator)
normal market conditions, the fund
invests equal portions in Class 1 shares
of Franklin Income VIP Fund;
Franklin Mutual Shares VIP Fund; and
Templeton Growth VIP Fund.
-----------------------------------------------------------------------------
Seeks to maximize income while            Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation. The fund      Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies.
-----------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-----------------------------------------------------------------------------


                           SUBACCOUNT INVESTING IN                        INVESTMENT OBJECTIVE
                           --------------------------------------------------------------------------------
                           TEMPLETON GROWTH VIP FUND --        Seeks long-term capital growth. Under
                           CLASS 2 SHARES (FORMERLY,           normal market conditions the fund
                           TEMPLETON GROWTH SECURITIES         invests predominantly in equity
                           FUND -- CLASS 2 SHARES)             securities of companies located
                                                               anywhere in the world, including in
                                                               emerging markets.
                           --------------------------------------------------------------------------------
GE INVESTMENTS             TOTAL RETURN FUND/1/                Seeks the highest total return,
FUNDS, INC.                                                    composed of current income and
                                                               capital appreciation, as is consistent
                                                               with prudent investment risk.
                           --------------------------------------------------------------------------------
JPMORGAN INSURANCE         JPMORGAN INSURANCE TRUST CORE       Seeks to maximize total return by
TRUST                      BOND PORTFOLIO -- CLASS 1           investing primarily in a diversified
                                                               portfolio of intermediate- and long-
                                                               term debt securities.
                           --------------------------------------------------------------------------------
                           JPMORGAN INSURANCE TRUST            Seeks long-term capital growth by
                           INTREPID MID CAP PORTFOLIO --       investing primarily in equity securities
                           CLASS 1                             of companies with intermediate
                                                               capitalizations.
                           --------------------------------------------------------------------------------
                           JPMORGAN INSURANCE TRUST MID        Seeks capital appreciation with the
                           CAP VALUE PORTFOLIO -- CLASS 1      secondary goal of achieving current
                                                               income by investing primarily in
                                                               equity securities.
                           --------------------------------------------------------------------------------
                           JPMORGAN INSURANCE TRUST SMALL      Seeks capital growth over the long
                           CAP CORE PORTFOLIO -- CLASS 1       term.

                           --------------------------------------------------------------------------------
                           JPMORGAN INSURANCE TRUST U.S.       Seeks to provide high total return from
                           EQUITY PORTFOLIO -- CLASS 1         a portfolio of selected equity securities.

                           --------------------------------------------------------------------------------
MFS(R) VARIABLE            MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST            SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                           --------------------------------------------------------------------------------
                           MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                           SERVICE CLASS SHARES                seek total return.
                           --------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) STRATEGIC INCOME PORTFOLIO   The fund's investment objective is to
TRUST II                   -- SERVICE CLASS SHARES (FORMERLY,  seek total return with an emphasis on
                           MFS(R) STRATEGIC INCOME SERIES --   high current income, but also
                           SERVICE CLASS SHARES)/2/            considering capital appreciation.
                           --------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       OPPENHEIMER CAPITAL                 The fund seeks capital appreciation.
ACCOUNT FUNDS              APPRECIATION FUND/VA -- SERVICE
                           SHARES
                           --------------------------------------------------------------------------------
                           OPPENHEIMER MAIN STREET FUND/       The fund seeks capital appreciation.
                           VA -- SERVICE SHARES
                           --------------------------------------------------------------------------------
                           OPPENHEIMER MAIN STREET SMALL       The fund seeks capital appreciation.
                           CAP FUND(R)/VA -- SERVICE SHARES
                           --------------------------------------------------------------------------------
PIMCO VARIABLE             HIGH YIELD PORTFOLIO --             Seeks maximum total return,
INSURANCE TRUST            ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                               and prudent investment management.
                           --------------------------------------------------------------------------------
                           LOW DURATION PORTFOLIO --           Seeks maximum total return,
                           ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                               and prudent investment management.
                           --------------------------------------------------------------------------------

                                               ADVISER (AND SUB-ADVISER(S),
           INVESTMENT OBJECTIVE                      AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks long-term capital growth. Under       Templeton Global Advisors Limited
normal market conditions the fund
invests predominantly in equity
securities of companies located
anywhere in the world, including in
emerging markets.
-------------------------------------------------------------------------------
Seeks the highest total return,             GE Asset Management Incorporated
composed of current income and              (subadvised by BlackRock
capital appreciation, as is consistent      Investment Management, LLC)
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks to maximize total return by           JPMorgan Investment Management
investing primarily in a diversified        Inc., an indirect, wholly-owned
portfolio of intermediate- and long-        subsidiary of JPMorgan Chase & Co.
term debt securities.
-------------------------------------------------------------------------------
Seeks long-term capital growth by           JPMorgan Investment Management
investing primarily in equity securities    Inc., an indirect, wholly-owned
of companies with intermediate              subsidiary of JPMorgan Chase & Co.
capitalizations.
-------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Management
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing primarily in            subsidiary of JPMorgan Chase & Co.
equity securities.
-------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of selected equity securities.  Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation.                  Company
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial
seek total return.                          Services Company
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation.
-------------------------------------------------------------------------------
The fund seeks capital appreciation.        Oppenheimer Funds


-------------------------------------------------------------------------------
The fund seeks capital appreciation.        Oppenheimer Funds

-------------------------------------------------------------------------------
The fund seeks capital appreciation.        Oppenheimer Funds

-------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
-------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
-------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ Effective August 16, 2013, the MFS(R) Variable
                        Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares reorganized into the MFS(R) Variable Insurance Trust II - MFS(R) Strategic Income Portfolio - Service Class Shares

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.313.5282

                                or by writing:

     Genworth Insurance Company of New York Service Center 6610 West Broad
                        Street Richmond, Virginia 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

II. NOTICE OF UPDATE TO ASSET ALLOCATION MODELS EFFECTIVE AFTER THE CLOSE OF BUSINESS ON NOVEMBER 21, 2014

Certain of the JPMorgan Insurance Trust Portfolios that are being liquidated are Portfolios that are in the Asset Allocation Models available under your contract. In response to these liquidations, the Asset Allocation Models will be updated effective after the close of business on November 21, 2014.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                       CURRENT THROUGH NOVEMBER 21, 2014

                                                            PORTFOLIOS                                 MODEL A MODEL B MODEL C
-------------------------------------------------------------------------------------------------------------------------------
EQUITIES
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2                   1%      2%      4%
                             --------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                1%      1%      2%
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2                   0%      1%      2%
                             --------------------------------------------------------------------------------------------------
                             Franklin Templeton VIP Franklin Mutual Shares VIP Fund -- Class 2 Shares     1%      2%      3%
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                   2%      5%      8%
                             --------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                    3%      6%      9%
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1                 3%      4%      4%
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1               1%      2%      3%
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares               1%      4%      6%
-------------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares           2%      4%      6%
-------------------------------------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real Estate Fund -- Series II shares                     2%      2%      2%
-------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                            1%      3%      4%
-------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares          2%      4%      7%
-------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                                     20%     40%     60%
-------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
-------------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                     36%     26%     16%
-------------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares             25%     17%     12%
-------------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                   10%      8%      5%
-------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                3%      3%      2%
-------------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                     6%      6%      5%
-------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                                 80%     60%     40%
-------------------------------------------------------------------------------------------------------------------------------

                               PORTFOLIOS                                 MODEL D MODEL E
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2                   4%      5%
-----------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                3%      4%
-----------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2                   3%      4%
-----------------------------------------------------------------------------------------
Franklin Templeton VIP Franklin Mutual Shares VIP Fund -- Class 2 Shares     4%      5%
-----------------------------------------------------------------------------------------
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                  12%     15%
-----------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                   13%     16%
-----------------------------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1                 5%      6%
-----------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1               4%      5%
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares               8%     10%
-----------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares           7%      8%
-----------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                     4%      4%
-----------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                            5%      8%
-----------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares          8%     10%
-----------------------------------------------------------------------------------------

                                                                            80%    100%
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                      7%      0%
-----------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares              5%      0%
-----------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                    3%      0%
-----------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                2%      0%
-----------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                     3%      0%
-----------------------------------------------------------------------------------------

                                                                            20%      0%
-----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

          EFFECTIVE AFTER THE CLOSE OF BUSINESS ON NOVEMBER 21, 2014

                                                          PORTFOLIOS                               MODEL A MODEL B MODEL C
---------------------------------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2               1%      2%      4%
                             ----------------------------------------------------------------------------------------------
                             American Century VP Ultra(R) Fund -- Class 1 Shares                      1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2               0%      1%      2%
                             ----------------------------------------------------------------------------------------------
                             Franklin Templeton VIP Franklin Mutual Shares VIP Fund                   1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core               The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares     2%      5%      8%
                             ----------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                     3%      4%      4%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1           1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           1%      4%      6%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares       2%      4%      6%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real Estate Fund -- Series II shares                 2%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                        1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares      2%      4%      7%
---------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                                 20%     40%     60%
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                 36%     26%     16%
---------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares         25%     17%     12%
---------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II               10%      8%      5%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares            3%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                 6%      6%      5%
---------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                             80%     60%     40%
---------------------------------------------------------------------------------------------------------------------------

                             PORTFOLIOS                               MODEL D MODEL E
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2               4%      5%
-------------------------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class 1 Shares                      3%      4%
-------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2               3%      4%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Franklin Mutual Shares VIP Fund                   4%      5%
-------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares    12%     15%
-------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1               13%     16%
-------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                     5%      6%
-------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1           4%      5%
-------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           8%     10%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares       7%      8%
-------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                 4%      4%
-------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                        5%      8%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares      8%     10%
-------------------------------------------------------------------------------------

                                                                        80%    100%
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  7%      0%
-------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares          5%      0%
-------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                3%      0%
-------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares            2%      0%
-------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                 3%      0%
-------------------------------------------------------------------------------------

                                                                        20%      0%
-------------------------------------------------------------------------------------

If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark, Inc. ("AssetMark"), your investment adviser for purposes of the Asset Allocation Program, and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.